Net Loss Per Share of Common Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Earnings Per Share Basic and Diluted

The calculation of the numerator and denominator for basic and diluted net loss per common share is shown in the following table.

	For the three months ended
	March 31,
	2018	2017

Net loss from continuing operations applicable to common stockholders - basic and diluted	$(1,096,798)	$(232,442)

Total common shares issued and outstanding	35,272,626	31,745,242

Weighted average shares outstanding used in calculating net loss per common share - basic and diluted	35,272,626	31,745,242

Net loss per common share - basic and diluted	$(0.03)	$(0.01)

The 2016 calculation uses the common shares issued to Promet in the asset purchase transaction, restated for the one-for-seven reverse split and weighted for the issuance dates of Promet’s member interests.

	For the year ended
	December 31, 2017	December 31, 2016
Net loss from continuing operations	$(1,856,315)	$(1,917,066)
Less: Preferred stock dividends	-	-
Net loss from continuing operations applicable to common stockholders - basic	(1,856,315)	(1,917,066)

Dilution adjustments (not computed since they are antidilutive):
Preferred stock dividend	-	-
Interest on senior convertible notes, net of tax	-	-

Net loss from continuing operations applicable to common stockholders - diluted	$(1,856,315)	$(1,917,066)

Promet common shares issued and outstanding	31,745,242	31,745,242
Heatwurx common shares issued and outstanding	3,527,384	-
Total common shares issued and outstanding - basic	35,272,626	31,745,242

Potential common shares (not computed since they are antidilutive):
Warrants	-	-
Conversion of preferred stock to common shares	-	-
Conversion of senior convertible notes to common shares	-	-
Total common shares issued and outstanding - diluted	35,272,626	31,745,242

Weighted average shares outstanding used in calculating net loss per common share - basic	32,595,680	29,321,049

Weighted average shares outstanding used in calculating net loss per common share - diluted	32,595,680	29,321,049

Net loss per share - basic	$(0.06)	$(0.07)

Net loss per share - diluted	$(0.06)	$(0.07)